Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 939	$ 675
United States
Disaggregation of Revenue [Line Items]
Revenue	558	292
PRC
Disaggregation of Revenue [Line Items]
Revenue	128	141
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	115	115
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	63	45
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 75	$ 82